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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: QUARTER ENDED 6/30/09

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 645 MADISON AVENUE
      12TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY    August 12, 2009
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           17

Form 13F Information Table Value Total:      364,341
                                          (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number         Name
---   --------------------------   ----------------------------------
      28-13405                     __________________________________

[Repeat as necessary.]


                                       10

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13F Securities at 06/30/09

Issuer Name                             Description       Shares     Market Value
-----------                          ----------------   ---------   --------------
Berkshire Hathaway Inc.-Cl A         CL A                     333    29,970,000.00
Blount                               COM                  158,640     1,365,890.40
Cintas                               COM                1,322,440    30,204,529.60
Clear Channel Outdoor                CL A               1,807,610     9,580,333.00
Dell Inc.                            COM                2,401,330    32,970,260.90
Diageo PLC - ADR                     SPON ADR New         484,460    27,735,335.00
Ensco International INC              COM                  147,170     5,131,817.90
International Speedway               CL A                 437,760    11,215,411.20
Kelly Services Inc. - Class A        CL A                 348,225     3,813,063.75
Liberty Media Corp - Interactive A   INT COM SER A      1,669,290     8,363,142.90
Microsoft                            COM                1,460,440    34,714,658.80
Proshares Short MSCI EAFE            PSHS SH MSCI EAF       8,360       615,714.00
SK Telecom-ADR                       SPONSORED ADR      1,269,180    19,228,077.00
SPDR Gold Trust                      GOLD SHS             538,006    49,055,387.08
San Juan Basin Royalty Trust         UNIT BEN IT          929,370    13,355,046.90
Total SA - Spon ADR                  SPONSORED ADR      1,072,740    58,174,690.20
eBay Inc.                            COM                1,256,000    21,515,280.00
LLTC 3 05/27-14 (Linear Tech)        NOTE 3%            8,808,000     7,332,660.00
                                                                    364,341,298.63